Security Deposits and Other Assets (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	Feb. 09, 2017	Jan. 24, 2020
Security deposit		$ 84,915
Master Services Agreement [Member]
Lease expiration date description	Expires in 2022
Amount paid to service provider	$ 300,401
Retainer percentage	10.00%